Earnings per share (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2022 $ / shares	Dec. 31, 2022 BRL (R$) shares	Dec. 31, 2021 $ / shares	Dec. 31, 2021 BRL (R$) shares	Dec. 31, 2020 $ / shares	Dec. 31, 2020 BRL (R$) shares
Earnings per share attributable to the Company’s shareholders (expressed in R$ per share)
Profit for the year | R$		R$ 1,670,755		R$ 2,957,174		R$ 1,828,254
Weighted average number of common shares issued (thousands) | shares		2,419,961		2,420,314		2,420,804
Basic earnings per share (expressed in R$) | $ / shares	$ 0.69		$ 1.22		$ 0.76
Income attributable to the shareholders of the company | R$		R$ 1,670,755		R$ 2,957,174		R$ 1,828,254
Weighted average number of common shares issued (thousands) | shares		2,420,245		2,420,638		2,421,065
Diluted earnings per share (in R$) | $ / shares	$ 0.69		$ 1.22		$ 0.76